          THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT DATED NOVEMBER 17, 1998
                                   THE MUNDER FUNDS
                          SUPPLEMENT DATED JANUARY 13, 1999
                         TO PROSPECTUS DATED OCTOBER 27, 1998
                             CLASS A, B AND C SHARES OF:

 MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES
        FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND,
       MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE
                EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND,
       MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON
         EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FINANCIAL SERVICES
                    FUND, MUNDER FRAMLINGTON HEALTHCARE FUND AND
                     MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND

                                  CHANGE OF ADDRESS

Please send your Account Application, exchange order or redemption request by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                   FUND HIGHLIGHTS

The "FUND HIGHLIGHTS--What Are the Key Facts Regarding the Funds? --WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUNDS?" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

Q:  WHAT ARE THE OPTIONS FOR INVESTMENT IN THE FUNDS?

A: Each Fund, other than the NetNet Fund, offers five different investment options, or classes: Class A, B, C, K and Y. The NetNet Fund offers four different investment options, or classes: Class A, B, C and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.


                                   MAXIMUM FRONT              MAXIMUM
     CLASS     RULE 12b-1 FEES*  END SALES LOAD**             CDSC***
     -----     ----------------  ----------------             -------
    Class A          0.25%             5.5%                    None+
    Class B           1%               None                      5%
    Class C           1%               None           1%, if redeemed within 1
                                                          year of purchase



-------------------------------------
* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.

** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.

*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

   (i) If you invest over $250,000, you must buy Class A or Class C Shares.
(ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) are to your economic benefit.

                               FUND OPERATING EXPENSES

The "FUND OPERATING EXPENSES" section in the Prospectus with respect to the Munder NetNet Fund is hereby deleted and replaced with the following:


                                                        NETNET FUND
                                             ---------------------------------
 ANNUAL FUND OPERATING EXPENSES               CLASS A      CLASS B     CLASS C
 (AS A % OF AVERAGE NET ASSETS)               SHARES       SHARES      SHARES
---------------------------------             -------      -------     -------
 Advisory Fees...................              1.00%        1.00%       1.00%
 12b-1 Fees......................               .25%        1.00%       1.00%
 Other Expenses..................               .31%**       .31%**      .31%**
                                               ----         ----        ----
 Total Fund Operating Expenses...              1.56%**      2.31%**     2.31%**
                                               ----         ----        ----
                                               ----         ----        ----

---------
**The Advisor has voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursements, the total fund operating expenses would be 2.12%--Class A Shares, 2.60%--Class B Shares and 2.60%--Class C Shares.

The "EXAMPLE" section in the Prospectus is hereby deleted in its entirety and replaced with the following:

                                       EXAMPLE

     This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return,
(2) redemption at the end of the time periods (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.



                                        BALANCED FUND                  GROWTH & INCOME FUND            GROWTH OPPORTUNITIES FUND
                                ----------------------------       ----------------------------      -----------------------------
                                CLASS A    CLASS B   CLASS C       CLASS A    CLASS B   CLASS C      CLASS A   CLASS B     CLASS C
                                SHARES     SHARES    SHARES        SHARES     SHARES    SHARES       SHARES    SHARES      SHARES
                                -------    -------   -------       -------    -------   -------      -------   -------     -------
 1 YEAR
 -    Redemption..........        $66        $71        $30          $67        $71       $30          $69       $73         $32
 -    No Redemption.......        $66        $20        $20          $67        $20       $20          $69       $22         $22
 3 YEARS
 -    Redemption..........        $90        $93        $60          $91        $94       $61          $97      $100         $67
 -    No Redemption.......        $90        $60        $60          $91        $61       $61          $97       $67         $67
 5 YEARS
 -    Redemption..........       $116       $127       $104         $117       $128      $105          ---       ---         ---
 -    No Redemption.......       $116       $104       $104         $117       $105      $105          ---       ---         ---
 10 YEARS*
 -    Redemption..........       $190       $188       $225         $192       $190      $227          ---       ---         ---
 -    No Redemption.......       $190       $188       $225         $192       $190      $227          ---       ---         ---


                            INTERNATIONAL EQUITY FUND              MICRO-CAP EQUITY FUND               MULTI-SEASON GROWTH FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 -    Redemption..........   $67        $72        $30           $70        $75        $33             $67       $71         $30
 -    No Redemption.......   $67        $20        $20           $70        $23        $23             $67       $20         $20
 3 YEARS
 -    Redemption..........   $93        $96        $63          $101       $104        $71             $91       $95         $62
 -    No Redemption.......   $93        $63        $63          $101        $71        $71             $91       $62         $62
 5 YEARS
 -    Redemption..........  $120       $131       $108          $134       $145       $122            $118      $129        $106
 -    No Redemption.......  $120       $108       $108          $134       $122       $122            $118      $106        $106
 10 YEARS*
 -    Redemption..........  $198       $196       $234          $228       $226       $262            $194      $192        $229
 -    No Redemption.......  $198       $196       $234          $228       $226       $262            $194      $192        $229


                                                                    REAL ESTATE EQUITY
                                   NETNET FUND                        INVESTMENT FUND                    SMALL-CAP VALUE FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 -    Redemption..........   $70        $75        $34           $67        $72        $31             $67       $72         $31
 -    No Redemption.......   $70        $24        $24           $67        $21        $21             $67       $21         $21
 3 YEARS
 -    Redemption..........  $102       $105        $72           $93        $97        $64             $93       $96         $63
 -    No Redemption.......  $102        $72        $72           $93        $64        $64             $93       $63         $63
 5 YEARS
 -    Redemption..........  $136       $147       $124          $122       $133       $110            $121      $132        $109
 -    No Redemption.......  $136       $124       $124          $122       $110       $110            $121      $109        $109
 10 YEARS*
 -    Redemption..........  $231       $229       $266          $202       $200       $237            $201      $198        $236
 -    No Redemption.......  $231       $229       $266          $202       $200       $237            $201      $198        $236



                                                                                                     FRAMLINGTON EMERGING MARKETS
                            SMALL COMPANY GROWTH FUND                   VALUE FUND                               FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 -    Redemption..........   $67        $71        $30           $67        $72        $31             $73       $77         $36
 -    No Redemption.......   $67        $20        $20           $67        $21        $21             $73       $26         $26
 3 YEARS
 -    Redemption..........   $91        $94        $61           $92        $95        $63            $109      $112         $80
 -    No Redemption.......   $91        $61        $61           $92        $63        $63            $109       $80         $80
 5 YEARS
 -    Redemption..........  $118       $129       $105          $120       $129       $107            $148      $160        $137
 -    No Redemption.......  $118       $105       $105          $120       $107       $107            $148      $137        $137
 10 YEARS*
 -    Redemption..........  $193       $191       $228          $197       $195       $232            $258      $256        $292
 -    No Redemption.......  $193       $191       $228          $197       $195       $232            $258      $256        $292



                           FRAMLINGTON GLOBAL FINANCIAL                 FRAMLINGTON                FRAMLINGTON INTERNATIONAL GROWTH
                                  SERVICES FUND                       HEALTHCARE FUND                            FUND
                          -----------------------------        ----------------------------         -----------------------------
                          CLASS A    CLASS B    CLASS C        CLASS A   CLASS B    CLASS C         CLASS A    CLASS B    CLASS C
                          SHARES     SHARES     SHARES         SHARES    SHARES     SHARES          SHARES     SHARES     SHARES
                          -------    -------    -------        -------   -------    -------         -------    -------    -------
 1 YEAR
 -    Redemption..........  $69        $73        $32            $70        $75        $34             $70       $75         $34
 -    No Redemption.......  $69        $22        $22            $70        $24        $24             $70       $24         $24
 3 YEARS
 -    Redemption..........  $98       $101        $68           $102       $105        $73            $102      $105         $73
 -    No Redemption.......  $98        $68        $68           $102        $73        $73            $102       $73         $73
 5 YEARS
 -    Redemption..........  ---        ---        ---           $137       $148       $125            $137      $148        $125
 -    No Redemption.......  ---        ---        ---           $137       $125       $125            $137      $125        $125
 10 YEARS*
 -    Redemption..........  ---        ---        ---           $233       $231       $268            $233      $231        $268
 -    No Redemption.......  ---        ---        ---           $233       $231       $268            $233      $231        $268


* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) six years after purchase. Class B Shares of the Munder Funds purchased on or before June 27, 1995 are subject to a different CDSC schedule. See "REDEMPTIONS OF SHARES- What Price Do I Receive for Redeemed Shares?"

                                     CDSC WAIVERS

The "REDEMPTIONS OF SHARES--What Price Do I Receive for Redeemed Shares?--CDSC Waivers" section in the Prospectus is deleted in its entirety and replaced with the following:

     CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

     - redemptions made within one year after the death of a shareholder or registered joint owner

     - minimum required distributions made from an IRA or other individual retirement plan account after you reach age 70 1/2

     -    involuntary redemptions made by the Fund

     - redemptions limited to 10% per year of the account's NAV. For example, if you maintain an annual balance of $10,000 you can redeem up to $1,000 annually free of charge.

     We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 for:

     - redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

     Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares acquired in an exchange of shares of another Fund of the Company or the Trust that were purchased on or before June 27, 1995.

     We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                                   THE MUNDER FUNDS
                          SUPPLEMENT DATED JANUARY 13, 1999
                         TO PROSPECTUS DATED OCTOBER 27, 1998
                                  CLASS Y SHARES OF:

MUNDER BALANCED FUND, MUNDER GROWTH & INCOME FUND, MUNDER GROWTH OPPORTUNITIES FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER
  MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND, MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON
 GLOBAL FINANCIAL SERVICES FUND, MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT
 FUND, MUNDER MONEY MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER
                 U.S. TREASURY MONEY MARKET FUND

                                  CHANGE OF ADDRESS

Please send your Account Application by mail to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 60428, KING OF PRUSSIA, PENNSYLVANIA 19406-0428.

                                THE MUNDER FUNDS
                         SUPPLEMENT DATED JANUARY 13, 1999
           TO STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 27, 1998


  MUNDER BALANCED FUND, MUNDER EQUITY SELECTION FUND, MUNDER GROWTH & INCOME
    FUND, MUNDER INDEX 500 FUND, MUNDER INTERNATIONAL EQUITY FUND, MUNDER MICRO-CAP EQUITY FUND, MUNDER MULTI-SEASON GROWTH FUND, MUNDER NETNET FUND,
    MUNDER REAL ESTATE EQUITY INVESTMENT FUND, MUNDER SMALL-CAP VALUE FUND, MUNDER SMALL COMPANY GROWTH FUND, MUNDER VALUE FUND, MUNDER FRAMLINGTON EMERGING MARKETS FUND, MUNDER FRAMLINGTON GLOBAL FUNANCIAL SERVICES FUND,
   MUNDER FRAMLINGTON HEALTHCARE FUND, MUNDER FRAMLINGTON INTERNATIONAL GROWTH FUND, MUNDER BOND FUND, MUNDER INTERMEDIATE BOND FUND, MUNDER INTERNATIONAL
  BOND FUND, MUNDER U.S. GOVERNMENT INCOME FUND, MUNDER MICHIGAN TAX-FREE BOND
     FUND, MUNDER TAX-FREE BOND FUND, MUNDER TAX-FREE INTERMEDIATE BOND FUND, MUNDER SHORT TERM TREASURY FUND, MUNDER CASH INVESTMENT FUND, MUNDER MONEY
  MARKET FUND, MUNDER TAX-FREE MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY
                                   MARKET FUND

                         INVESTMENT ADVISORY AGREEMENT

    The second paragraph of the "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS" section in the Statement of Additional Information is deleted in its entirety and replaced with the following:

    The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor on behalf of each Fund of the Company, the Trust and Framlington. The Advisory Agreements have been approved by the Boards of Directors/Trustees and by the shareholders of each Fund.